UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HMI Capital, LLC

Address:   One Maritime Plaza, Suite 2020
           San Francisco, CA  94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Emily Brakebill
Title:  Managing Director
Phone:  415-391-9500

Signature,  Place,  and  Date  of  Signing:

/s/ Emily Brakebill                San Francisco, CA                  2/12/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $       96,088
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AUTODESK INC                COM            052769106   12,014   339,846 SH       SOLE                  339,846      0    0
CLEAR CHANNEL OUTDOOR HLDGS CL A           18451C109   15,181 2,162,465 SH       SOLE                2,162,465      0    0
COMSCORE INC                COM            20564W105   15,780 1,145,165 SH       SOLE                1,145,165      0    0
FISERV INC                  COM            337738108   10,054   127,220 SH       SOLE                  127,220      0    0
JDA SOFTWARE GROUP INC      COM            46612K108    1,659    36,719 SH       SOLE                   36,719      0    0
NICE SYS LTD                SPONSORED ADR  653656108   12,542   374,600 SH       SOLE                  374,600      0    0
ORACLE CORP                 COM            68389X105   14,927   448,000 SH       SOLE                  448,000      0    0
SCHWAB CHARLES CORP NEW     COM            808513105   13,931   970,149 SH       SOLE                  970,149      0    0


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